Subsequent Events - Additional Information (Detail) - Revolving Loan Facility [Member] - NetEase [Member] - USD ($) $ in Millions	1 Months Ended		3 Months Ended	12 Months Ended
	Sep. 30, 2023	Apr. 30, 2021	Mar. 31, 2025	Dec. 31, 2024
Subsequent Event [Line Items]
Maximum Borrowing Capacity	$ 300.0	$ 300.0
Maturity of line of credit facility	Mar. 31, 2027	Mar. 31, 2024		Mar. 31, 2027
Subsequent Event [Member]
Subsequent Event [Line Items]
Line of credit facility, borrowing capacity			$ 2.0
Maximum Borrowing Capacity			$ 300.0
Maturity of line of credit facility			Mar. 31, 2027